Financial Instruments - Summary of Quantitative Data About Exposure to Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	$ 48,514	$ 4,708
Accounts payable and accrued liabilities
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	1,599	1,609
Credit Facility
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	48,377	4,023
Cash
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	1,428	681
Accounts receivable and other receivables
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	$ 34	$ 243